Annual Total Returns (Vanguard Long-Term Investment-Grade Fund - Investor Shares Retail) (Vanguard Long-Term Investment-Grade Fund, Vanguard Long-Term Investment-Grade Fund - Investor Shares)	18 Months Ended
Jul. 31, 2013
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Annual Total Return
2013	(5.87%)
2012	11.66%
2011	17.18%
2010	10.71%
2009	8.75%
2008	2.29%
2007	3.75%
2006	2.86%
2005	5.13%
2004	8.94%